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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza Ste 2
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel T. Phipps
         -------------------------------
Title:   CFO
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

       /s/  DANIEL T. PHIPPS            BOSTON, MA        NOV 10 2008
   -----------------------------     -----------------   -------------
            [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          51
                                        --------------------

Form 13F Information Table Value Total:        124,911
                                        --------------------
                                            (thousands)

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                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
NAME OF ISSUER                    TITLE OF CLASS     CUSIP    VALUE  SHS OR SH / PUT / INVESTMENT  OTHER     VOTING AUTHORITY
                                                           (X$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS SOLE    SHARED  NONE
APPLE INC                                    COM 037833100    1,710  15,000   SH             SOLE           15,000      0    0
ALEXION PHARMACEUTICALS INC                  COM 015351109      281   7,142   SH             SOLE            7,142      0    0
AMAG PHARMACEUTICALS INC                     COM 00163U106       10     250   SH             SOLE              250      0    0
AMGEN INC                                    COM 031162100    40.00     675   SH             SOLE              675      0    0
APPLE INC                                    COM 037833100    6,820  60,000   SH  CALL       SOLE           60,000      0    0
ARCSIGHT INC                                 COM 039666102      132  17,302   SH             SOLE           17,302      0    0
BAXTER INTL INC                              COM 071813109       40     606   SH             SOLE              606      0    0
BJS WHOLESALE CLUB INC                       COM 05548J106    1,010  26,000   SH   PUT       SOLE           26,000      0    0
CURIS INC                                    COM 231269101    1,080 939,502   SH             SOLE          939,502      0    0
CYPRESS BIOSCIENCES INC             COM PAR $.02 232674507       10   1,355   SH             SOLE            1,355      0    0
GENENTECH INC                            COM NEW 368710406       30     340   SH             SOLE              340      0    0
GENENTECH INC                            COM NEW 368710406    5,321  60,000   SH  CALL       SOLE           60,000      0    0
E M C CORP MASS                              COM 268648102    3,588 300,000   SH  CALL       SOLE          300,000      0    0
E M C CORP MASS                              COM 268648102    3,588 300,000   SH  CALL       SOLE          300,000      0    0
FLOWSERVE CORP                               COM 34354P105    1,332  15,000   SH   PUT       SOLE           15,000      0    0
EQUINIX INC                              COM NEW 29444U502      903  13,000   SH   PUT       SOLE           13,000      0    0
GILEAD SCIENCES INC                          COM 375558103    4,563 100,000   SH  CALL       SOLE          100,000      0    0
GILEAD SCIENCES INC                          COM 375558103       20     431   SH             SOLE              431      0    0
GOOGLE INC                                  CL A 38259P508    6,008  15,000   SH  CALL       SOLE           15,000      0    0
GAP INC DEL                                  COM 364760108      978  55,000   SH   PUT       SOLE           55,000      0    0
FIRST SOLAR INC                              COM 336433107    2,361  12,500   SH  CALL       SOLE           12,500      0    0
INTERNATIONAL BUSINESS MACHS                 COM 459200101    6,433  55,000   SH  CALL       SOLE           55,000      0    0
ILLUMINA INC                                 COM 452327109    3,313  81,733   SH             SOLE           81,733      0    0
INVERNESS MED INNOVATIONS IN                 COM 46126P106    1,391  46,364   SH             SOLE           46,364      0    0
JOHNSON & JOHNSON                            COM 478160104       30     432   SH             SOLE              432      0    0
JUNIPER NETWORKS INC                         COM 48203R104    1,054  50,000   SH   PUT       SOLE           50,000      0    0
JUNIPER NETWORKS INC                         COM 48203R104    2,212 105,000   SH  CALL       SOLE          105,000      0    0
MICROSOFT                                    COM 594918104    2,135  80,000   SH             SOLE           80,000      0    0
MICROSOFT                                    COM 594918104    4,270 160,000   SH  CALL       SOLE          160,000      0    0
MYRIAD GENETICS INC                          COM 62855J104       10     151   SH             SOLE              151      0    0
NIKE INC                                    CL B 654106103    3,345  50,000   SH  CALL       SOLE           50,000      0    0
NIKE INC                                    CL B 654106103    3,345  50,000   SH  CALL       SOLE           50,000      0    0
INTEL CORP                                   COM 458140100    8,897 475,000   SH  CALL       SOLE          475,000      0    0
NUVASIVE INC                                 COM 670704105      760  15,410   SH             SOLE           15,410      0    0
ORACLE CORP                                  COM 68389X105    5,078 250,000   SH  CALL       SOLE          250,000      0    0
OSI PHARMACEUTICALS INC                      COM 671040103    1,745  35,411   SH             SOLE           35,411      0    0
PFIZER INC                                   COM 717081103       40   2,175   SH             SOLE            2,175      0    0
COSTCO WHSL CORP NEW                         COM 22160K105    6,493 100,000   SH  CALL       SOLE          100,000      0    0
SAP AKTIENGESELLSCHAFT             SPONSORED ADR 803054204    5,877 110,000   SH  CALL       SOLE          110,000      0    0
SEQUENOM INC                             COM NEW 817337405       10     386   SH             SOLE              386      0    0
TALBOTS INC                                  COM 874161102      524  40,000   SH             SOLE           40,000      0    0
UNDER ARMOUR INC                            CL A 904311107      603  19,000   SH             SOLE           19,000      0    0
UNDER ARMOUR INC                            CL A 904311107    2,064  65,000   SH   PUT       SOLE           65,000      0    0
URBAN OUTFITTERS INC                         COM 917047102    1,594  50,000   SH             SOLE           50,000      0    0
UNITED THERAPEUTICS CORP DEL                 COM 91307C102       10      93   SH             SOLE               93      0    0
CUBIST PHARMACEUTICALS INC                   COM 229678107    2,372 106,700   SH   PUT       SOLE          106,700      0    0
VERTEX PHARMACEUTICALS INC                   COM 92532F100       30     897   SH             SOLE              897      0    0
WAL MART STORES INC                          COM 931142103    5,989 100,000   SH  CALL       SOLE          100,000      0    0
AMGEN INC                                    COM 031162100    8,891 150,000   SH  CALL       SOLE          150,000      0    0
AMAZON COM INC                               COM 023135106    6,548  90,000   SH  CALL       SOLE           90,000      0    0
BIOSANTE PHARMACEUTICALS INC             COM NEW 09065V203       23  30,000   SH             SOLE           30,000      0    0